Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Interest income:
Loans, including fees (Note 4)	¥ 1,577,770		¥ 1,595,097		¥ 1,664,821
Deposits in other banks	27,304		39,963		29,188
Investment securities:
Interest	266,640		307,812		320,067
Dividends	104,187		104,634		169,667
Gain on conversion rate adjustment of convertible preferred stock (Note 2)			139,320
Trading account assets	394,788		315,742		305,214
Call loans and funds sold	7,046		6,918		5,613
Receivables under resale agreements and securities borrowing transactions	49,786		86,470		55,574
Total	2,427,521		2,595,956		2,550,144
Interest expense:
Deposits	212,067		228,858		256,190
Call money and funds purchased	6,961		8,157		5,931
Payables under repurchase agreements and securities lending transactions	56,862		86,947		66,728
Due to trust account	665		647		807
Other short-term borrowings and trading account liabilities	52,342		61,657		62,829
Long-term debt	227,521		253,873		278,188
Total	556,418		640,139		670,673
Net interest income	1,871,103		1,955,817		1,879,471
Provision for credit losses (Note 4)	144,542		223,809		292,035
Net interest income after provision for credit losses	1,726,561		1,732,008		1,587,436
Non-interest income:
Fees and commissions income (Note 25)	1,160,874		1,099,963		1,128,358
Foreign exchange gains (losses)-net (Note 26)	(38,955)		34,302		260,683
Trading account profits-net (Note 26)	570,276		667,285		133,905
Investment securities gains-net (Note 3)	155,957	[1]	19,384	[1]	121,803	[1]
Equity in earnings (losses) of equity method investees-net (Note 2)	60,210		(499,427)		(113,017)
Gains on sales of loans (Note 4)	14,773		15,645		14,558
Other non-interest income (Note 18)	144,774		103,424		148,532
Total	2,067,909		1,440,576		1,694,822
Non-interest expense:
Salaries and employee benefits (Note 13)	932,399		900,144		863,996
Occupancy expenses-net (Notes 5 and 24)	151,138		150,808		162,498
Fees and commission expenses	209,782		204,734		212,460
Outsourcing expenses, including data processing	198,134		191,089		194,842
Depreciation of premises and equipment (Note 5)	94,035		94,777		99,661
Amortization of intangible assets (Note 6)	207,568		212,229		219,980
Impairment of intangible assets (Note 6)	3,378		30,986		26,566
Insurance premiums, including deposit insurance	98,711		115,376		113,892
Communications	47,095		49,276		53,048
Taxes and public charges	66,862		65,641		65,882
Provision (reversal) for repayment of excess interest (Notes 1 and 24)	(23)		37		85,709
Other non-interest expenses (Notes 4, 5, 6 and 18)	369,520		307,545		361,912
Total	2,378,599		2,322,642		2,460,446
Income (loss) before income tax expense (benefit)	1,415,871		849,942		821,812
Income tax expense (Note 7)	296,020		429,191		433,625
Net income before attribution of noncontrolling interests	1,119,851		420,751		388,187
Net income (loss) attributable to noncontrolling interests	50,727		4,520		(64,458)
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124		416,231		452,645
Income allocated to preferred shareholders:
Cash dividends paid	17,940		17,940		20,940
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 1,051,184		¥ 398,291		¥ 431,705
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 17 and 20):
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.30		¥ 28.17		¥ 30.55
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.16		¥ 28.09		¥ 30.43

[1]	The following credit losses are included in Investment securities gains-net: decline in fair value by ¥17,495 million, ¥11,704 million and ¥7,457 million; Other comprehensive income - Net ¥2,993 million, ¥2,078 million and ¥872 million; Total credit losses ¥20,488 million, ¥13,782 million and ¥8,329 million, March 31, 2011, 2012 and 2013, respectively.